Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Unused Tax Credit Carryforwards	As of December 31, 2021, the amount of unused tax credit carryforwards for which no deferred tax asset is recognized and their expiration dates are as follows:

(In millions of won)
	Total		December 31, 2026	December 31, 2027	December 31, 2028	December 31, 2029	December 31, 2030	December 31, 2031
Tax credit carryforwards	~~W~~	182,617	16,710	75,626	40,824	40,965	4,593	3,899

Details of Deferred Tax Assets and Liabilities
(c)	Deferred tax assets and liabilities are attributable to the following:

(In millions of won)	Assets			Liabilities		Total
	December 31, 2020		December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021
Other accounts receivable, net	~~W~~	—	—	(13)	(17)	(13)	(17)
Inventories, net		60,539	68,679	—	—	60,539	68,679
Defined benefit liabilities, net		—	—	(35,617)	(26,642)	(35,617)	(26,642)
Investments in subsidiaries and associates		—	—	(79,301)	(233,552)	(79,301)	(233,552)
Accrued expenses		123,106	250,582	—	—	123,106	250,582
Property, plant and equipment		671,286	632,378	(63,971)	(28,886)	607,315	603,492
Intangible assets		19,469	17,450	(8,000)	(6,636)	11,469	10,814
Provisions		63,943	68,893	—	—	63,943	68,893
Other temporary differences		173,166	130,274	(3,601)	(19,596)	169,565	110,678
Tax loss carryforwards		953,209	958,624	—	—	953,209	958,624
Tax credit carryforwards		391,769	489,505	—	—	391,769	489,505

Deferred tax assets (liabilities)	~~W~~	2,456,487	2,616,385	(190,503)	(315,329)	2,265,984	2,301,056

Changes in Deferred Tax Assets and Liabilities
(d)	Changes in deferred tax assets and liabilities for the years ended December 31, 2020 and 2021 are as follows:

(In millions of won)	January 1, 2020		Profit or loss	Other comprehensive loss	December 31, 2020	Profit or loss	Other comprehensive income(loss)	December 31, 2021
Other accounts receivable, net	~~W~~	(4,364)	4,351	—	(13)	(4)	—	(17)
Inventories, net		89,522	(28,983)	—	60,539	8,140	—	68,679
Defined benefit liabilities, net		—	2,415	(38,032)	(35,617)	(48,463)	57,438	(26,642)
Subsidiaries and associates		(20,015)	(59,286)	—	(79,301)	(150,797)	(3,454)	(233,552)
Accrued expenses		131,196	(8,090)	—	123,106	127,476	—	250,582
Property, plant and equipment		669,909	(62,594)	—	607,315	(3,823)	—	603,492
Intangible assets		11,127	342	—	11,469	(655)	—	10,814
Provisions		55,429	8,514	—	63,943	4,950	—	68,893
Other temporary differences		137,339	32,226	—	169,565	(62,155)	3,268	110,678
Tax loss carryforwards		607,432	345,777	—	953,209	5,415	—	958,624
Tax credit carryforwards		38,337	353,432	—	391,769	97,736	—	489,505

Deferred tax assets (liabilities)	~~W~~	1,715,912	588,104	(38,032)	2,265,984	(22,180)	57,252	2,301,056